Income tax expense, Deferred Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Deferred Tax [Abstract]
Foreign exchange gain/loss	$ (1,326)	$ (1,406)
Losses available for offsetting against future taxable income	1,326	1,406
Net deferred tax asset	$ 0	$ 0